Loans and other borrowings - Summary of Loans and Other Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 GBP (£)
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 400,000,000
Bond interest rate	3.875%
Bond maturity period	28 November 2022
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 300,000,000
Bond interest rate	3.75%
Bond maturity period	14 August 2025
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 350,000,000
Bond interest rate	2.125%
Bond maturity period	24 August 2026